Derivative financial instrument liabilities (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended
	May 31, 2025	May 31, 2024	May 31, 2025	May 31, 2024
Derivative Financial Instrument Liabilities
Derivative warrant liabilities	$ 800,000		$ 800,000
Gain loss on fair value	$ 200,000	$ 2,500,000	1,500,000	$ 700,000
Gold zero-cost collar contracts			$ 1,200